Annual Operating Expenses - FidelityGrowthIncomePortfolio-KPRO - FidelityGrowthIncomePortfolio-KPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio - Class K	Sep. 29, 2023
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.49%